Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Detail) ¥ in Millions, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Licensed Copyrights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mainland China film group–Licensed copyrights as of March 31, 2020		¥ (390)
Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mainland China film group – Produced contents as of March 31, 2020		(210)
Produced contents monetized on its own	[1]		¥ 30		¥ 40	$ 5
Produced contents monetized on its own	[1]		(161)	$ (25)	(205)
Mainland China Film Group [Member] | Licensed Copyrights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mainland China film group–Licensed copyrights as of March 31, 2020	[2]	7,186
Mainland China film group–Licensed copyrights as of March 31, 2020	[2]	(390)
Mainland China Film Group [Member] | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mainland China film group – Produced contents as of March 31, 2020	[2]	4,124
Mainland China film group – Produced contents as of March 31, 2020	[2]	(210)
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[3]		9,653		14,205	$ 1,515
Long-term investments	[3]		896	141	3,725
Long-term investments	[3]		(4,316)	$ (677)	(1,862)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	[3]				62
Intangible assets	[3]				(350)
Fair Value, Inputs, Level 1 | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]		0
Fair Value, Inputs, Level 1 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[3]		0		367
Fair Value, Inputs, Level 2 | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]		0
Fair Value, Inputs, Level 2 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[3]		145
Fair Value, Inputs, Level 3 | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Produced contents monetized on its own	[1]		30		40
Fair Value, Inputs, Level 3 | Mainland China Film Group [Member] | Licensed Copyrights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mainland China film group–Licensed copyrights as of March 31, 2020	[2]	7,186
Fair Value, Inputs, Level 3 | Mainland China Film Group [Member] | Produced Content [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mainland China film group – Produced contents as of March 31, 2020	[2]	¥ 4,124
Fair Value, Inputs, Level 3 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	[3]		¥ 9,508		13,838
Fair Value, Inputs, Level 3 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	[3]				¥ 62

[1]	In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, an impairment charge of RMB205 million and RMB161 million (US$25 million) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statement of comprehensive income for the years ended December 31, 2020 and 2021, respectively. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.
[2]	The outbreak of COVID-19 during the first quarter of 2020 also has resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group. As a result, the Company performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The Company uses a discounted cash flow approach to estimate the fair value. The Company estimated the most likely future cash flows based on historical results, economic useful lives or license periods and perception of future performance. The Company has incorporated those cash outflows necessary to generate the cash inflows, including future production, operation, exploitation and administrative costs, which were estimated at 32%-37% of revenue in aggregate. The discount rate was determined to be the weighted average cost of capital of the Mainland China film group at 15%. As of March 31, 2020, the fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Company recognizing an impairment charge of RMB390 million related to licensed copyrights and RMB210 million related to produced content, respectively. The impairment charge was recognized as cost of revenues in the consolidated statement of comprehensive income for the year ended December 31, 2020.
[3]	Due to factors such as the outbreak of coronavirus (COVID-19) resulting in declined financial performances and changes in business circumstances of certain investees, the Company recognized impairment charges of long-term investments in the consolidated statement of comprehensive (loss) income during the years ended December 31, 2020 and 2021. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company recognized impairment loss on intangible assets as of March 31, 2020. The impairment loss on intangible assets in 2021 was immaterial.